Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Share Options Outstanding

For the year ended December 31, 2025, changes in the status of total outstanding options, were as follows:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of January 1, 2025	10,000	0.2305	4.19	—
Forfeited	(33)
Outstanding as of December 31, 2025	9,967	0.2305	3.19	—

A summary of share options outstanding as of December 31, 2025, and activity during the year then ended, is presented below:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of January 1, 2024	28,250	20	3.59	3,192
Granted	66,045	38.2	3.19	1,778
Exercised	(525)	—	—	—
Forfeited	(25,099)	—	—	—
Outstanding as of December 31, 2024	68,671		2.59	57
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(36,776)	—	—	—
Outstanding as of December 31, 2025	31,895	36.12	1.59	57

Schedule of Activity of Service-Based RSUs

A summary of the activity of the service-based RSUs for the year ended December 31, 2025 is presented as follows:

	Number of restricted shares	Weighted average grant-date fair value
		US$
Unvested as of January 1, 2024	26,850	—
Granted	63,410	30,220
Vested	(40,000)	—
Forfeited	(260)	—
Unvested as of December 31, 2024	50,000	—
Granted	550,000	3,351,000
Vested	(565,000)	—
Forfeited	—	—
Unvested as of December 31, 2025	35,000	—

Schedule of Assumptions used in Determining Fair Value of MDRT Options on Grant Date	The assumptions used in determining the fair value of the MDRT Options on the grant date were as follows:
Assumptions	2023 MDRT	2024 MDRT 1	2024 MDRT 2
Expected dividend yield (Note i)	3.69%	3.22%	3.22%
Risk-free interest rates (Note ii)	3.88%	4.81%	4.44-4.81%
Expected volatility (Note iii)	51.41%	59.78%	59.78-60.61%
Expected life in years (Note iv)	4.49	3.29	3.1-3.29
Exercise multiple (Note v)	2.80	1.0	1.0
Fair value of options on grant date	US$115.84~US$119.88	US$33.36~US$33.56	US$28.44~US$48.16

(i)	Expected dividend yield:

The expected dividend yield was estimated by the Group based on its historical and future dividend policy.

(ii)	Risk-free interest rate:

Risk-free interest rate was estimated based on the US Government Bond yield and pro-rated according to the tenor of the options as of the valuation date.

(iii)	Expected volatility:

The volatility of the underlying ordinary shares was estimated based on the annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price of the Group as of the Valuation Date.

(iv)	Expected life:

The expected life was estimated based on the end of the vesting period and the contractual term of the award of the Options plan.

(v)	Exercise multiple:

The exercise multiple was estimated based on empirical studies.